Profit Before Income Tax - Summary of Employee Benefits Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Post-employment benefits
Defined contribution plans	$ 3,671,057	$ 119,891	$ 3,590,439	$ 3,489,642
Defined benefit plans	209,978	6,857	188,141	214,599
Post-employment benefits	3,881,035	126,748	3,778,580	3,704,241
Equity-settled share-based payments	742,890	24,262	989,843	699,211
Other employee benefits	86,893,030	2,837,787	98,404,937	90,412,118
Employee benefits expense	91,516,955	2,988,797	103,173,360	94,815,570
Operating costs [member]
Post-employment benefits
Employee benefits expense	58,390,785	1,906,949	65,063,705	61,555,563
Operating expense [member]
Post-employment benefits
Employee benefits expense	$ 33,126,170	$ 1,081,848	$ 38,109,655	$ 33,260,007